Consolidated Balance Sheets Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Aug. 27, 2016	Aug. 29, 2015
Statement of Financial Position [Abstract]
Receivables, less allowance for doubtful accounts	$ 278	$ 120
Capital stock common, par value (in dollars per share)	$ 0.5	$ 0.5
Capital stock common, shares authorized (in shares)	60,000	60,000
Capital stock common, shares issued (in shares)	51,766	51,766
Treasury stock, at cost, shares (in shares)	24,875	24,825